Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Cash flow Hedge AOCI, tax	$ 1,819	$ (89)
Net investment hedge AOCI,tax	$ 466	$ 341